CONVERTIBLE NOTES PAYABLE, UNSECURED	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Convertible Notes Payable Unsecured
CONVERTIBLE NOTES PAYABLE, UNSECURED

5. CONVERTIBLE NOTES PAYABLE, UNSECURED

	March 31, 2024	September 30, 2023
Exchanged notes (July 2022)	$699,781	$699,781
Second closing notes (January 2023)	636,000	636,000
Third closing notes (March, April, May, 2023)	702,720	702,720
Fourth closing notes (March, 2024)	648,000	-
Total	2,686,501	2,038,501
Unamortized debt discount	-	(379,799)
Net balance	$2,686,501	$1,658,702

Exchanged Notes (July 2022)

In relation to the issuance of the 2022 Notes (see Note 4), certain noteholders of the Company’s Series 2 note payable agreed to exchange their Series 2 notes payable consisting of $600,000 principal and accrued interest of $99,781 for $699,781 of Unsecured Convertible Promissory Notes (the “Exchanged Notes”) on substantially the same terms as the 2022 Notes, except that the Exchanged Notes are subordinate to the 2022 Notes and are unsecured. The notes bear interest at a rate of 10% per annum payable at maturity or upon conversion, mature June 30, 2024, as amended, and are convertible into shares of the Company’s common stock at a conversion price of $9.14 per share. At March 31, 2024 and September 30, 2023, there was no unamortized discount for the Exchanged Notes.

Second Closing Notes (January 2023)

In January 2023, the Company issued Unsecured Convertible Promissory Notes (the “Second Closing Notes”) in the aggregate of $636,000 in exchange for cash proceeds of $530,000, net of original issue discount (OID) of $106,000. The notes are unsecured, bear interest at a rate of 10% per annum, matures on June 30, 2024, as amended, and are convertible into shares of the Company’s common stock with a conversion price of $9.14 per share.

In connection with the issuance of the Second Closing Notes, the Company granted the Second Closing Notes noteholders 127,968 warrants to purchase shares of common stock and 9,598 shares of common stock. The warrants are fully vested, exercisable at $9.94 per share and expire in 5 years. The Company determined the relative fair value of the warrants to be $256,000 and the relative fair value of the 9,598 shares of common stock to be $26,000. The Company also issued 6,565 placement agent warrants to purchase shares of the Company’s common stock. The placement agent warrants are fully vested, exercisable at $10.06 per share and will expire in 5 years. The Company determined the relative fair value of the placement agent warrants to be $13,000. Furthermore, the Company also incurred direct legal and professional fees of $31,000 as part of this offering.

On February 14, 2024, the Company entered into an amendment to the Second Closing Notes, under which 95% of the principal amount of the Notes shall automatically convert, upon the closing of an Uplist Transaction, as defined, with a conversion price of $0.50 per share, into pre-funded warrants with an exercise price of $0.000125 per share, exercisable immediately. In addition, the note holder shall receive a warrant to purchase 80 times the dollar amount of the notes that are converted, with an exercise price per share of $0.50.

Third Closing Notes (March, April and May 2023)

In March, April and May 2023, the Company issued Unsecured Convertible Promissory Notes (the “Third Closing Notes”) in the aggregate of $703,000 in exchange for cash proceeds of $488,000, net of original issue discount (OID) of $215,000, and. The notes are unsecured, bear interest at a rate of 10% per annum, matures on June 30, 2024, as amended, and are convertible into shares of the Company’s common stock with a conversion price of $9.14 per share.

In connection with the issuance of the Third Closing Notes, the Company granted the Third Closing Notes noteholders 141,396 warrants to purchase shares of common stock and 10,608 shares of common stock. The warrants are fully vested, exercisable at $9.94 per share and expire in 5 years. The Company determined the relative fair value of the warrants to be $164,000, and the relative fair value of the 10,608 shares of common stock to be $18,000. The Company also incurred direct legal and professional fees of $5,000 as part of this offering.

The Second Closing Notes and Third Closing Notes contain events of default similar to the 2022 Notes. Subsequent to issuance, for no additional consideration, the Second Closing Notes and Third Closing Notes were amended several times in order to allow the Company to issue additional notes payable, extend the completion date of the Uplist Transaction, and amend certain provisions with regards mandatory conversion of the notes upon the Uplist Transaction.

On February 14, 2024, the Company entered into an amendment to the Third Closing Notes, under which 95% of the principal amount of the Notes shall automatically convert, upon the closing of an Uplist Transaction, as defined, with a conversion price of $0.50 per share, into pre-funded warrants with an exercise price of $0.000125 per share, exercisable immediately. In addition, the note holder shall receive a warrant to purchase 80 times the dollar amount of the notes that are converted, with an exercise price per share of $0.50.

Fourth Closing Notes (March 2024)

On March 12, 2024, investors agreed to purchase Unsecured Convertible Promissory Notes (the “Fourth Closing Notes”) in the aggregate principal amount of $648,000 in exchange for cash proceeds of $450,000, net of an OID of $198,000. The notes are unsecured, bears interest at a rate of 10% per annum, and matures June 30, 2024, as amended, and are convertible into shares of the Company’s common stock with a conversion price of $9.14 per share.

In connection with the issuance of the Fourth Closing Notes, the Company granted the Fourth Closing Notes noteholders 130,383 warrants to purchase shares of common stock and 9,782 pre-funded warrants. The warrants are fully vested, exercisable at $9.94 per share, and expire in 5 years, and prefunded warrants have similar terms, however, are exercisable at $0.001 per share. The Company determined the relative fair value of the warrants and pre-funded warrants to be approximately $148,891.

On February 14, 2024, the Company entered into an amendment to the Fourth Closing Notes, under which 95% of the principal amount of the Notes shall automatically convert, upon the closing of an Uplist Transaction, as defined, with a conversion price of $0.50 per share, into pre-funded warrants with an exercise price of $0.000125 per share, exercisable immediately. In addition, the note holder shall receive a warrant to purchase 80 times the dollar amount of the notes that are converted, with an exercise price per share of $0.50.

7. CONVERTIBLE NOTES PAYABLE, UNSECURED

	September 30, 2023	September 30, 2022
Exchanged notes (July 2022)	$699,781	$699,781
Second closing notes (January 2023)	636,000	-
Third closing notes (March, April, May, 2023)	702,720	-
Total	2,038,501	$699,781
Unamortized debt discount	(379,799)	-
Net Balance	1,658,702	699,781
Current Balance	(1,658,702)	-
Non-Current Balance	-	699,781

Exchanged Notes (July 2022)

In relation to the issuance of the 2022 Notes (see Note 6), certain noteholders of the Company’s Series 2 note payable (see Note 8) agreed to exchange their Series 2 notes payable consisting of $600,000 principal and accrued interest of $99,781 for $699,781 of Unsecured Convertible Promissory Notes (the “Exchanged Notes”) on substantially the same terms as the 2022 Notes, except that the Exchanged Notes are subordinate to the 2022 Notes and are unsecured. The notes bear interest at a rate of 10% per annum payable at maturity or upon conversion, originally matured January 6, 2024 (which was subsequently extended to March 15, 2024), and are convertible into shares of the Company’s common stock at a conversion price of $9.14 per share. At September 30, 2022, there was no discount recorded for the Exchanged Notes.

Second Closing Notes (January 2023)

In January 2023, pursuant to the SPA (see Note 6), as amended, investors agreed to purchase Unsecured Convertible Promissory Notes (the “Second Closing Notes”) in the aggregate of $636,000 in exchange for cash proceeds of $530,000, net of original issue discount (OID) of $106,000. The notes are unsecured, bear interest at a rate of 10% per annum, originally matured January 6, 2024 (which was subsequently extended to March 15, 2024), and are convertible into shares of the Company’s common stock with a conversion price of $9.14 per share.

In connection with the issuance of the Second Closing Notes, the Company granted the Second Closing Notes noteholders (i) 127,968 warrants to purchase shares of common stock. The warrants are fully vested, exercisable at $9.94 per share and expire in 5 years. The Company determined the relative fair value of the warrants to be $256,000 using the Black Scholes option pricing model; and (ii) 9,598 shares of common stock with a relative fair value of $26,000. The Company also issued 6,565 warrants to purchase shares of the Company’s common stock to the placement agent who assisted in the Second Closing offering. The placement agent warrants are fully vested, exercisable at $10.06 per share and will expire in 5 years. The Company determined the relative fair value of the placement agent warrants to be $13,000 using the Black Scholes option pricing model. Furthermore, the Company also incurred direct legal and professional fees of $31,000 as part of this offering.

Third Closing Notes (March, April and May 2023)

In March, April and May 2023, pursuant to the SPA, as amended, investors agreed to purchase Unsecured Convertible Promissory Notes (the “Third Closing Notes”) in the aggregate of $703,000 in exchange for cash proceeds of $488,000, net of original issue discount (OID) of $215,000. The notes are unsecured, bear interest at a rate of 10% per annum, originally matured January 6, 2024 (which was subsequently extended to March 15, 2024), and are convertible into shares of the Company’s common stock with a conversion price of $9.14 per share.

In connection with the issuance of the Third Closing Notes, the Company granted the Third Closing Notes noteholders (i) 141,396 warrants to purchase shares of common stock. The warrants are fully vested, exercisable at $9.94 per share and expire in 5 years. The Company determined the relative fair value of the warrants to be $164,000 using the Black Scholes option pricing model; and (ii) 10,608 shares of common stock with a relative fair value of $18,000. The Company also incurred direct legal and professional fees of $5,000 as part of this offering.

The Second Closing Notes and Third Closing Notes contain events of default similar to the 2022 Notes (See Note 6). Subsequent to issuance, for no additional consideration, the Second Closing Notes and Third Closing Notes were amended several times in order to allow the Company to issue additional notes payable, extend the completion date of the Uplist Transaction, and amend certain provisions with regards mandatory conversion of the notes upon the Uplist Transaction.

Debt discount on unsecured convertible promissory notes

As a result of the issuance of the Second Closing and the Third Closing Notes, the Company recorded debt discount in the aggregate of $834,000 to account for the Second Closing and the Third Closing Notes OID of $321,000, the relative fair value of the warrants issued of $433,000, the relative fair value of common stock issued of $44,000, and direct legal and professional fees incurred of $36,000. The debt discount is being amortized over the term of the notes using the effective interest rate method.

During the year ended September 30, 2023, the Company amortized debt discount of $454,000. As of September 30, 2023, outstanding balance of the Exchange notes, Second Closing Notes, and Third Closing Notes was $2,039,000 and unamortized debt discount of $380,000, or a net balance of $1,659,000.

The warrants issued with the 2022 Notes, the Second Closing Notes, and the Third Closing Notes were valued using the Black Scholes option pricing model with the following assumptions:

	First closing		Second Closing		Third Closing
	Note holders	Placement Agent	Note holders	Placement Agent	Note holders
Date of valuation	July 6, 2022		January 18, 2023		May 15, 2023
Closing price per share of Common Stock	$9.98	$9.98	$5.76	$5.76	$2.77
Exercise price per share	$9.94	$10.06	$9.94	$10.06	$9.94
Expected volatility	88.44%	88.44%	111.31%	111.31%	114.33%
Risk-free interest rate	2.96%	2.96%	3.43%	3.43%	3.46%
Dividend yield	—	—	—	—	—
Remaining expected term of underlying securities (years)	5.0	5.0	5.0	5.0	5.0